UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

 /s/      Jeffrey Podell     New York, NY     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $1,613,563 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    49711   849900 SH       SOLE                   849900        0        0
AES CORP                       COM              00130H105   100646  7900000 SH       SOLE                  7900000        0        0
AETNA INC NEW                  COM              00817Y108    30863   700000 SH       SOLE                   700000        0        0
ALLIED WRLD ASSUR COM HLDG A   SHS              H01531104    40306   700000 SH       SOLE                   700000        0        0
AON CORP                       COM              037389103   128250  2500000 SH       SOLE                  2500000        0        0
ARES CAP CORP                  COM              04010L103    40372  2512247 SH       SOLE                  2512247        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102     2078    75000 SH       SOLE                    75000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    40436  1578314 SH       SOLE                  1578314        0        0
BARNES & NOBLE INC             COM              067774109     9119   550000 SH       SOLE                   550000        0        0
BARNES & NOBLE INC             COM              067774109    12435   750000 SH  CALL SOLE                   750000        0        0
BEST BUY INC                   COM              086516101      785    25000 SH       SOLE                    25000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1754   105906 SH       SOLE                   105906        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    36410  1450000 SH       SOLE                  1450000        0        0
CIGNA CORP                     COM              125509109    81517  1585000 SH       SOLE                  1585000        0        0
DEVRY INC DEL                  COM              251893103    14783   250000 SH       SOLE                   250000        0        0
ENERGYSOLUTIONS INC            COM              292756202    14326  2900000 SH       SOLE                  2900000        0        0
EVEREST RE GROUP LTD           COM              G3223R108    30656   375000 SH       SOLE                   375000        0        0
FISERV INC                     COM              337738108    21921   350000 SH       SOLE                   350000        0        0
GLOBAL PMTS INC                COM              37940X102    55590  1090000 SH       SOLE                  1090000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    25553   560000 SH       SOLE                   560000        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101      544   100000 SH       SOLE                   100000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   100044  6300000 SH       SOLE                  6300000        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    29696   238120 SH       SOLE                   238120        0        0
ITT CORP NEW                   COM              450911102    39778   675000 SH       SOLE                   675000        0        0
JPMORGAN CHASE & CO            COM              46625H100     2167    52919 SH       SOLE                    52919        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    95090  1650000 SH       SOLE                  1650000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     7525   100012 SH       SOLE                   100012        0        0
MCDERMOTT INTL INC             COM              580037109     5943   300000 SH       SOLE                   300000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   117402  2550000 SH       SOLE                  2550000        0        0
MYRIAD GENETICS INC            COM              62855J104    35201  1550000 SH       SOLE                  1550000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    53964  3600000 SH       SOLE                  3600000        0        0
NEWS CORP                      CL A             65248E104    79650  4500000 SH       SOLE                  4500000        0        0
OWENS CORNING NEW              COM              690742101    54158  1450000 SH       SOLE                  1450000        0        0
PETSMART INC                   COM              716768106    17014   375000 SH       SOLE                   375000        0        0
PFIZER INC                     COM              717081103     1030    50000 SH       SOLE                    50000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    58923   900000 SH       SOLE                   900000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     1906    50000 SH       SOLE                    50000        0        0
STAPLES INC                    COM              855030102    22120  1400000 SH       SOLE                  1400000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    31216  1600000 SH       SOLE                  1600000        0        0
TELLABS INC                    COM              879664100    27660  6000000 SH       SOLE                  6000000        0        0
TELLABS INC                    COM              879664100     8068  1750000 SH  CALL SOLE                  1750000        0        0
TORCHMARK CORP                 COM              891027104     3207    50000 SH       SOLE                    50000        0        0
TOREADOR RES CORP              COM              891050106       85    23000 SH       SOLE                    23000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    60292  1230200 SH       SOLE                  1230200        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     5196   100000 SH       SOLE                   100000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     5429   225000 SH       SOLE                   225000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    12744   310000 SH       SOLE                   310000        0        0